UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: december 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-10446


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	January 23, 2012


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$1.628.997 (thousands)



List of Other Included Managers:





No.  13F File Number
Name









	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


3M CO                          COM              88579Y101    41074   502560 SH       SOLE    NONE           502560
ACCENTURE PLC                  COM              B4BNMY3      48287   907132 SH       SOLE    NONE           907132
AIR PRODUCTS & CHEMI           COM              009158106    42291   493075 SH       SOLE    NONE           493075
ALBEMARLE CORP                 COM              012653101    39380   761921 SH       SOLE    NONE           761921
AMPHENOL CORP                  COM              032095101    38140   840000 SH       SOLE    NONE           840000
ANALOG DEVICES INC             COM              032654105    39808  1112567 SH       SOLE    NONE          1112567
AUTOZONE INC                   COM              053332102    52817   162530 SH       SOLE    NONE           162530
BALL CORP                      COM              058498106    40202  1125800 SH       SOLE    NONE          1125800
BECTON DICKINSON & C           COM              075887109    39260   525429 SH       SOLE    NONE           525429
CHEVRON CORP                   COM              166764100    51361   482714 SH       SOLE    NONE           482714
COACH INC                      COM              189754104    49986   815892 SH       SOLE    NONE           815892
COCA-COLA CO/THE               COM              191216100    22428   320539 SH       SOLE    NONE           320539
COLGATE-PALMOLIVE CO           COM              194162103    51766   560304 SH       SOLE    NONE           560304
DARDEN RESTAURANTS I           COM              237194105    36624   803500 SH       SOLE    NONE           803500
DOLLAR TREE INC                COM              256746108    58074   698764 SH       SOLE    NONE           698764
ECOLAB INC                     COM              278865100    51145   881659 SH       SOLE    NONE           881659
FEDEX CORP                     COM              31428X106    38889   464954 SH       SOLE    NONE           464954
FLIR SYSTEMS INC               COM              302445101    37167  1482509 SH       SOLE    NONE          1482509
FLOWSERVE CORP                 COM              34354P105    38694   388338 SH       SOLE    NONE           388338
HUDSON CITY BANCORP            COM              443683107    18290  2926456 SH       SOLE    NONE          2926456
IBM                            COM              459200101    54355   295598 SH       SOLE    NONE           295598
KELLOGG CO                     COM              487836108    38334   758042 SH       SOLE    NONE           758042
METLIFE INC                    COM              59156R108    34951  1120954 SH       SOLE    NONE          1120954
MICROCHIP TECHNOLOGY           COM              595017104    43458  1186415 SH       SOLE    NONE          1186415
MICROSOFT CORP                 COM              594918104    40161  1547044 SH       SOLE    NONE          1547044
NIKE INC                       CL B             654106103    50155   518500 SH       SOLE    NONE           518500
PEPSICO INC                    COM              713448108    40688   608506 SH       SOLE    NONE           608506
PETSMART INC                   COM              716768106    57160  1114457 SH       SOLE    NONE          1114457
STATE STREET CORP              COM              857477103    40104   990465 SH       SOLE    NONE           990465
SYSCO CORP                     COM              871829107    41290  1407790 SH       SOLE    NONE          1407790
THERMO FISHER SCIENT           COM              883556102    36767   817590 SH       SOLE    NONE           817590
TJX COS INC                    COM              872540109    57479   890458 SH       SOLE    NONE           890458
TRANSOCEAN INC                 COM              004826551    18999   494894 SH       SOLE    NONE           494894
VALSPAR CORP                   COM              920355104    46197  1179398 SH       SOLE    NONE          1179398
VF CORP                        COM              918204108    51997   409455 SH       SOLE    NONE           409455
VIRGIN MEDIA INC               COM              92769L101    40451  1892000 SH       SOLE    NONE          1892000
WAL-MART STORES INC            COM              931142103    48836   812249 SH       SOLE    NONE           812249
YUM! BRANDS INC                COM              988498101    51932   880059 SH       SOLE    NONE           880059
